Asset Under Development - Schedule of Estimated Outstanding Payments (Details) - Hilli Conversion to FLNGV $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($)
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Payable within 3 months to December 31, 2016	$ 22,730
Payable within 12 months to December 31, 2017	441,695
Payable within 12 months to December 31, 2018	23,121
Total estimated payment	$ 487,546